STOCKHOLDERS' EQUITY (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY [Abstract]
Summary of Options Granted
The following table summarizes the (i) non-vested options granted, (ii) vested options granted and (iii) forfeited options granted for the Company’s directors and officers and employees of the Manager as of September 30, 2021 and December 31, 2020:
	As of September 30, 2021	As of December 31, 2020
Non-vested	183,114	142,814
Vested	1,449,518	800,618
Forfeited	(28,396)	(16,534)
Balance	1,604,236	926,898

The following table summarizes the (i) non-vested options granted, (ii) vested options granted and (iii) forfeited options granted for the Company’s directors and officers and employees of the Manager as of December 31, 2020:
Restricted Stock Options Granted
Non-vested	142,814
Vested	800,618
Forfeited	(16,534)
Balance at December 31, 2020	926,898

Summary of Restricted Stock Activity
The following table summarizes the (i) non-vested restricted stock granted, (ii) vested restricted stock granted and (iii) forfeited restricted stock granted for the Company’s directors and officers and employees of the Manager as of September 30, 2021 and December 31, 2020:
	As of September 30, 2021	As of December 31, 2020
Non-vested	56,285	—
Vested	—	—
Forfeited	—	—
Balance	56,285	—

Assumptions used in the Option Pricing Model of Options Granted
The following table presents the assumptions used in the option pricing model of options granted under the 2020 Plan:
Assumptions	Range
Expected volatility	40% - 50%
Expected dividend yield	10% - 20%
Risk-free interest rate	0.5% - 1.5%
Expected forfeiture rate	0%

Summary of Stock Option Activity
The following tables summarize stock option activity during the three and nine months ended September 30, 2021 and for the period from July 31, 2020 to September 30, 2020:
	Three months ended September 30, 2021	Weighted-Average Grant Date Fair Value Per Option
Balance as of June 30, 2021	1,613,098	$1.08
Granted	—	—
Exercised	—	—
Forfeited	(8,862)	0.90
Balance as of September 30, 2021	1,604,236	$ 1.08
	Period from July 31, 2020 to September 30, 2020	Weighted-Average Grant Date Fair Value Per Option
Balance as of July 31, 2020	—	$ —
Granted	806,456	0.90
Exercised	—	—
Forfeited	—	—
Balance as of September 30, 2020	806,456	$ 0.90
	Nine months ended September 30, 2021	Weighted-Average Grant Date Fair Value Per Option
Balance as of December 31, 2020	926,898	$0.91
Granted	689,200	1.31
Exercised	—	—
Forfeited	(11,862)	1.01
Balance as of September 30, 2021	1,604,236	$ 1.08